UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright Street, Omaha, Nebraska

68130

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period: 12/31/12

Item 1.  Reports to Stockholders.

Annual Report

December 31, 2012

JNF Equity Portfolio

JNF Balanced Portfolio

Each a series of the Northern Lights Variable Trust

Dear Shareholders:

We are pleased to present you with the JNF Equity Portfolio Annual Report for 2012.

The JNF Equity Portfolio (the “Fund”) returned 16.76% versus the Russell Mid Cap benchmark return of 17.3% for 2012.  Overall, a broad set of our proprietary quantitative factors did well throughout the year, and as a result, led to consistent returns for the Fund.

The Sub-Adviser, Chicago Equity Partners, LLC (“CEP”), has maintained a stance consistent with its historical approach.  Based upon a belief that certain fundamental characteristics drive stock performance, CEP seeks out companies with a combination of favorable growth and valuation characteristics that will out-perform their peers in the long run.  CEP looks for stocks with a combination of the following qualities:

•

They are trading at a reasonable price versus peer companies;

•

Expected earnings are increasing faster versus peer companies;

•

They have strong balance sheets and have a higher quality aspect to them; and

•

They are responsible with their capital.

2012 proved to be a strong year for equities, with all indexes posting double digit gains for the year.  Mid cap stocks led the pack with an almost 18% return, while large caps tied with small caps at 16%.  For the year, value beat growth, ending a three year run by growth stocks.  2012 started out strong as the Euro zone showed temporary signs of stabilization and the U.S. economy continued to improve.  The rally was short lived, however, as the market corrected 10% from April-May, once again weighed down by Euro zone concerns, slowing growth in China and weakness in the US economy.  The Fed came to the rescue (again!) with QE3, and stocks ended the 3rd quarter 6% higher.  Politics stole the spotlight during the 4th quarter as investors’ attention became focused on the policy implications of the presidential election.  Immediately following the election, attention pivoted towards the contentious negotiations regarding the fast approaching fiscal cliff.  Progress was made and an agreement reached, but much like the broader recovery to date the pace and scope was less than satisfying to many.  Even though the Russell 1000 delivered an impressive 16.4% gain for the year, many of the lingering concerns remain: reduced forecasts for global growth, decelerating earnings growth in the U.S., continued  showdowns in Washington over the debt ceiling and budget deficits, and a muted recovery in the labor markets.  As a result, some market participants have grown more weary than those undecided voters from Ohio.

Regarding performance of the Fund, all four factor groups (Growth, Value, Momentum, Quality) averaged positive returns for 2012, due to strong performance from each group at different times of the year.  The model’s stock-selection forecasts were mixed for the 4th quarter of 2012.  Valuation factors continued their rebound in the second half finishing the year strongly.  December was a particularly good month for valuation factors.  Momentum, after being strong during the year, reversed course and delivered a negative quarter. The growth group and quality group ended slightly positive for the year as well.  For the year, the highest ranked stocks outperformed the bottom ranked stocks, but some of the lower ranked stock groupings also did well.  As a result, performance for the fund was roughly in-line with the its benchmark. Overall, our philosophy will not change based on short-term trends or conditions in the market.  We will continue to use our disciplined approach to provide added value at controlled levels of risk.

Thank you for being a shareholder of the JNF Equity Portfolio.

Sincerely,

JNF Advisors, Inc.

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares. There is no front end or back end load for the JNF Equity Portfolio. The total operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May 1, 2012 is 1.15%. For performance information current to the most recent month-end, please call toll-free 1-866-667-0564. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower. The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in newly public companies and should be read carefully before investing.

The Portfolio is an Investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses.

JNF Equity Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	One Year	Three Year	Five Year	Since Inception**
JNF Equity Portfolio	16.76%	14.12%	2.87%	0.71%
Russell Midcap Total Return ***	17.28%	13.15%	3.57%	2.62%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.

** Inception date is May 1, 2007.

*** The Russell Midcap Index is an unmanaged Index that measures the performance of the 800 smallest companies in the Russell 1000, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

Top Ten Holdings by Industry	% of Net Assets
REITs	7.2%
Retail	6.5%
Oil & Gas	5.7%
Insurance	5.3%
Commercial Services	5.1%
Healthcare-Products	4.2%
Banks	3.8%
Computers	3.4%
Food	3.4%
Miscellaneous Manufacturing	3.4%
Other, Cash & Cash Equivalents	52.0%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio's holdings.

JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares		Value
	COMMON STOCK - 99.3%
	AEROSPACE/DEFENSE - 0.6%
900	AAR Corp.	$ 16,812
4,800	Alliant Techsystems, Inc.	297,408
125	Cubic Corp.	5,996
800	Curtiss-Wright Corp.	26,264
175	Esterline Technologies Corp. *	11,132
4,375	GenCorp, Inc. *	40,031
3,650	Orbital Sciences Corp. *	50,261
225	Triumph Group, Inc.	14,692
		462,596
	AGRICULTURE - 0.5%
325	Andersons, Inc.	13,942
2,400	Bunge Ltd.	174,456
1,300	Lorillard, Inc.	151,671
525	Universal Corp.	26,203
		366,272
	AIRLINES - 1.3%
975	Alaska Air Group, Inc. *	42,013
64,300	Delta Air Lines, Inc. *	763,241
16,350	Republic Airways Holdings, Inc. *	92,868
2,125	SkyWest, Inc.	26,477
8,175	US Airways Group, Inc. *	110,362
		1,034,961
	APPAREL - 0.7%
550	G-III Apparel Group Ltd. *	18,826
9,000	Hanesbrands, Inc. *	322,380
6,700	Jones Group, Inc.	74,102
2,000	Michael Kors Holdings Ltd. *	102,060
250	Steven Madden Ltd. *	10,567
550	Warnaco Group, Inc. *	39,364
425	Wolverine World Wide, Inc.	17,417
		584,716
	AUTO MANUFACTURERS - 0.5%
13,700	Oshkosh Corp. *	406,205

	AUTO PARTS & EQUIPMENT - 0.9%
8,300	Cooper Tire & Rubber Co.	210,488
650	Dana Holding Corp.	10,147
8,500	Goodyear Tire & Rubber Co. *	117,300
1,175	Tenneco, Inc. *	41,254
5,900	TRW Automotive Holdings Corp. *	316,299
		695,488
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	BANKS - 3.8%
1,650	Access National Corp.	$ 21,450
750	Bancfirst Corp.	31,770
5,225	Banner Corp.	160,564
3,700	BOK Financial Corp.	201,502
825	Capital City Bank Group, Inc. *	9,380
9,700	Cardinal Financial Corp.	157,819
650	Center Bancorp, Inc.	7,527
2,800	Central Pacific Financial Corp. *	43,652
900	Chemical Financial Corp.	21,384
3,397	Fidelity Southern Corp. *	32,441
1,050	Financial Institutions, Inc.	19,562
1,300	First Bancorp	16,666
22,325	First Bancorp Puerto Rico *	102,249
375	First Community Bancshares, Inc.	5,989
225	First Financial Bankshares, Inc.	8,777
1,375	First Interstate Bancsystem, Inc. - Cl. A	21,216
8,750	First Merchants Corp.	129,850
4,075	Hanmi Financial Corp. *	55,379
3,300	Heartland Financial USA, Inc.	86,295
2,250	Home BancShares, Inc.	74,295
2,113	Horizon Bancorp	41,520
300	Iberiabank Corp.	14,736
68,800	KeyCorp	579,296
10,550	M&T Bank Corp.	1,038,859
2,225	MainSource Financial Group, Inc.	28,191
2,150	Peoples Bancorp, Inc.	43,925
1,975	Preferred Bank *	28,045
14,525	Wilshire Bancorp, Inc. *	85,262
		3,067,601
	BEVERAGES - 0.9%
100	Boston Beer Co., Inc. *	13,445
325	Coca-Cola Bottling Co.	21,613
15,400	Dr Pepper Snapple Group, Inc.	680,372
		715,430
	BIOTECHNOLOGY - 2.2%
2,225	Acorda Therapeutics, Inc. *	55,313
2,350	Alexion Pharmaceuticals, Inc. *	220,453
1,950	AMAG Pharmaceuticals, Inc. *	28,684
6,850	Arena Pharmaceuticals, Inc. *	61,787
3,425	Cambrex Corp. *	38,977
8,100	Charles River Laboratories International, Inc. *	303,507
1,100	Cubist Pharmaceuticals, Inc. *	46,266
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	BIOTECHNOLOGY - 2.2% (Continued)
300	Ligand Pharmaceuticals, Inc. *	$ 6,222
1,200	Medicines Co. *	28,764
17,300	Myriad Genetics, Inc. *	471,425
4,025	NPS Pharmaceuticals, Inc. *	36,628
2,600	PDL BioPharma, Inc.	18,330
7,400	RTI Biologics, Inc. *	31,598
2,050	Spectrum Pharmaceuticals, Inc.	22,940
7,000	United Therapeutics Corp. *	373,940
		1,744,834
	BUILDING MATERIALS - 0.6%
325	Eagle Materials, Inc.	19,013
2,775	Headwaters, Inc. *	23,754
4,900	Lennox International, Inc.	257,348
1,100	Louisiana-Pacific Corp. *	21,252
325	Nortek, Inc. *	21,531
9,150	Patrick Industries, Inc. *	142,374
100	Trex Co., Inc. *	3,723
325	USG Corp. *	9,123
		498,118
	CHEMICALS - 3.0%
200	A Schulman, Inc.	5,786
1,275	American Vanguard Corp.	39,614
4,430	CF Industries Holdings, Inc.	899,999
2,850	Georgia Gulf Corp.	117,648
2,075	Innospec, Inc.	71,567
170	NewMarket Corp.	44,574
3,400	PPG Industries, Inc.	460,190
17,600	Rentech, Inc.	46,288
3,850	Sherwin-Williams Co.	592,207
1,800	Valspar Corp.	112,320
		2,390,193
	COAL - 0.0%
550	SunCoke Energy, Inc. *	8,575

	COMMERCIAL SERVICES - 5.1%
7,850	Albany Molecular Research, Inc. *	41,448
1,950	AMN Healthcare Services, Inc. *	22,523
2,725	Barrett Business Services, Inc.	103,795
7,500	Booz Allen Hamilton Holding Corp. - Cl. A	104,400
1,875	Brink's Co.	53,494
300	CDI Corp.	5,139
10,025	Convergys Corp.	164,510
14,600	CoreLogic, Inc. *	393,032
11,775	Corinthian Colleges, Inc. *	28,731
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	COMMERCIAL SERVICES - 5.1% (Continued)
2,750	Deluxe Corp.	$ 88,660
8,300	Equifax, Inc.	449,196
1,225	Euronet Worldwide, Inc. *	28,910
1,850	Global Cash Access Holdings, Inc. *	14,504
3,175	Grand Canyon Education, Inc. *	74,517
7,700	H&R Block, Inc.	142,989
2,175	Healthcare Services Group, Inc.	50,525
3,400	Heartland Payment Systems, Inc.	100,300
325	Insperity, Inc.	10,582
900	Kforce, Inc.	12,897
10,100	Lender Processing Services, Inc.	248,662
900	MAXIMUS, Inc.	56,898
2,525	Medifast, Inc. *	66,635
7,150	Monster Worldwide, Inc. *	40,183
2,125	PAREXEL International Corp. *	62,879
3,125	Quad/Graphics, Inc.	63,719
22,100	Robert Half International, Inc.	703,222
10,550	Stewart Enterprises, Inc.	80,602
500	Team Health Holdings, Inc. *	14,385
26,100	Total System Services, Inc.	559,062
3,300	United Rentals, Inc. *	150,216
3,950	Valassis Communications, Inc.	101,831
900	WEX, Inc. *	67,833
		4,106,279
	COMPUTERS - 3.4%
43,200	Brocade Communications Systems, Inc. *	230,256
67,400	Cadence Design Systems, Inc. *	910,574
8,200	Computer Sciences Corp.	328,410
1,600	Computer Task Group, Inc. *	29,168
8,225	Cray, Inc. *	131,189
4,100	Diebold, Inc.	125,501
975	Electronics for Imaging, Inc. *	18,515
4,200	Fusion-io, Inc. *	96,306
3,750	Insight Enterprises, Inc. *	65,137
1,300	j2 Global, Inc.	39,754
1,275	Manhattan Associates, Inc. *	76,934
1,375	Mentor Graphics Corp. *	23,402
800	MTS Systems Corp.	40,744
12,500	NetApp, Inc. *	419,375
1,700	Netscout Systems, Inc. *	44,183
1,575	Sykes Enterprises, Inc. *	23,972
1,900	Syntel, Inc.	101,821
		2,705,241
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	DISTRIBUTION/WHOLESALE - 0.2%
375	Beacon Roofing Supply, Inc. *	$ 12,480
300	MWI Veterinary Supply, Inc. *	33,000
1,350	Owens & Minor, Inc.	38,489
1,425	Pool Corp.	60,306
		144,275
	DIVERSIFIED FINANCIAL SERVICES - 2.1%
6,075	Aircastle Ltd.	76,181
14,100	Discover Financial Services	543,555
1,575	Ellie Mae, Inc. *	43,706
475	Epoch Holding Corp.	13,253
1,125	Federal Agricultural Mortgage Corp.	36,563
200	GAMCO Investors, Inc. - Cl. A	10,614
500	Greenhill & Co., Inc.	25,995
3,550	National Financial Partners Corp. *	60,847
6,375	Nelnet, Inc. - Cl. A	189,911
425	Portfolio Recovery Associates, Inc. *	45,415
33,500	SLM Corp.	573,855
250	Virtus Investment Partners, Inc. *	30,235
15	Walter Investment Management Corp. *	645
400	World Acceptance Corp. *	29,824
		1,680,599
	ELECTRIC - 3.3%
6,000	Ameren Corp.	184,320
1,150	Black Hills Corp.	41,791
1,775	Cleco Corp.	71,017
13,400	DTE Energy Co.	804,670
1,350	IDACORP, Inc.	58,523
2,400	ITC Holdings Corp.	184,584
400	MGE Energy, Inc.	20,380
3,300	National Fuel Gas Co.	167,277
15,000	NRG Energy, Inc.	344,850
22,900	NV Energy, Inc.	415,406
2,400	Pinnacle West Capital Corp.	122,352
2,150	PNM Resources, Inc.	44,097
2,800	Portland General Electric Co.	76,608
2,800	Wisconsin Energy Corp.	103,180
		2,639,055
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.8%
875	Acuity Brands, Inc.	59,264
2,600	Advanced Energy Industries, Inc. *	35,906
475	EnerSys, Inc. *	17,874
2,200	Generac Holdings, Inc.	75,482
5,400	Hubbell, Inc.	457,002
		645,528
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	ELECTRONICS - 1.6%
3,300	Amphenol Corp.	$ 213,510
275	Analogic Corp.	20,433
12,500	Avnet, Inc. *	382,625
1,125	Badger Meter, Inc.	53,336
1,125	Benchmark Electronics, Inc. *	18,697
100	FEI Co.	5,546
2,800	Garmin Ltd.	114,296
18,200	Jabil Circuit, Inc.	351,078
1,075	Sanmina-SCI Corp. *	11,900
13,225	Sypris Solutions, Inc.	52,371
5,750	Taser International, Inc. *	51,405
		1,275,197
	ENERGY - ALTERNATE SOURCES - 0.0%
4,325	Green Plains Renewable Energy, Inc. *	34,211

	ENGINEERING & CONSTRUCTION - 0.3%
2,700	EMCOR Group, Inc.	93,447
1,075	Exponent, Inc. *	60,017
2,175	MasTec, Inc. *	54,223
2,125	Tutor Perini Corp. *	29,113
		236,800
	ENTERTAINMENT - 1.2%
8,200	Bally Technologies, Inc. *	366,622
1,900	Marriott Vacations Worldwide Corp. *	79,173
450	Multimedia Games Holding Co., Inc. *	6,620
29,000	Regal Entertainment Group - Cl. A	404,550
950	Six Flags Entertainment Corp.	58,140
		915,105
	FOOD - 3.4%
975	Cal-Maine Foods, Inc.	39,214
1,525	Chiquita Brands International, Inc. *	12,581
8,200	ConAgra Foods, Inc.	241,900
44,000	Dean Foods Co. *	726,440
5,850	Fresh Del Monte Produce, Inc.	154,148
5,500	Ingredion, Inc.	354,365
150	J&J Snack Foods Corp.	9,591
28,900	Kroger Co.	751,978
525	Lancaster Colony Corp.	36,325
6,325	Pilgrim's Pride Corp. *	45,856
1,875	Sanderson Farms, Inc.	89,156
11,200	Tyson Foods, Inc.	217,280
350	United Natural Foods, Inc. *	18,757
		2,697,591
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	FOREST PRODUCTS & PAPER - 0.1%
5,100	PH Glatfelter Co.	$ 89,148
650	Schweitzer-Mauduit International, Inc.	25,370
		114,518
	GAS - 0.8%
4,000	Atmos Energy Corp.	140,480
900	Chesapeake Utilities Corp.	40,860
650	Laclede Group, Inc.	25,097
16,000	NiSource, Inc.	398,240
775	WGL Holdings, Inc.	30,372
		635,049
	HAND/MACHINE TOOLS - 0.0%
400	Franklin Electric Co., Inc.	24,868

	HEALTHCARE - PRODUCTS - 4.2%
1,325	ArthroCare Corp. *	45,832
1,075	Cantel Medical Corp.	31,960
1,150	Cyberonics, Inc. *	60,409
925	Cynosure, Inc. - Cl. A *	22,302
2,000	Genomic Health, Inc. *	54,520
800	Haemonetics Corp. *	32,672
8,400	Henry Schein, Inc. *	675,864
2,275	ICU Medical, Inc. *	138,616
1,150	Meridian Bioscience, Inc.	23,287
800	PSS World Medical, Inc. *	23,104
23,000	ResMed, Inc.	956,110
23,000	St. Jude Medical, Inc.	831,220
425	STERIS Corp.	14,760
4,725	SurModics, Inc. *	105,651
800	West Pharmaceutical Services, Inc.	43,800
5,000	Zimmer Holdings, Inc.	333,300
		3,393,407
	HEALTHCARE - SERVICES - 1.9%
1,525	Amedisys, Inc. *	17,187
925	Bio-Reference Labs, Inc. *	26,538
3,100	Centene Corp. *	127,100
12,100	Cigna Corp.	646,866
3,300	Health Net, Inc. *	80,190
3,075	HealthSouth Corp. *	64,913
6,450	Humana, Inc.	442,664
2,600	Magellan Health Services, Inc. *	127,400
625	Molina Healthcare, Inc. *	16,913
		1,549,771
	HOLDING COMPANIES - DIVERSIFIED - 0.0%
600	Primoris Services Corp.	9,024
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	HOME BUILDERS - 2.3%
3,300	Lennar Corp.	$ 127,611
4,875	MDC Holdings, Inc.	179,205
55,700	PulteGroup, Inc. *	1,011,512
12,900	Thor Industries, Inc.	482,847
		1,801,175
	HOME FURNISHINGS - 0.9%
1,500	Bassett Furniture Industries, Inc.	18,705
6,550	Kimball International, Inc.	76,046
1,675	Select Comfort Corp. *	43,835
6,000	Whirlpool Corp.	610,500
		749,086
	HOUSEWARES - 0.6%
10,300	Newell Rubbermaid, Inc.	229,381
6,600	Toro Co.	283,668
		513,049
	INSURANCE - 5.3%
750	Amtrust Financial Services, Inc.	21,517
11,800	Assurant, Inc.	409,460
5,700	Axis Capital Holdings Ltd.	197,448
500	CNO Financial Group, Inc.	4,665
2,725	Crawford & Co.	21,745
600	Enstar Group Ltd. *	67,188
6,650	Everest Re Group Ltd.	731,168
23,300	Fidelity National Financial, Inc.	548,715
9,125	First American Financial Corp.	219,821
14,900	Genworth Financial, Inc. - Cl. A *	111,899
925	Hallmark Financial Services *	8,686
1,050	Horace Mann Educators Corp.	20,927
30,200	Lincoln National Corp.	782,180
4,025	Montpelier Re Holdings Ltd.	92,012
2,425	Phoenix Companies, Inc. *	59,970
1,650	Primerica, Inc.	49,517
14,000	Protective Life Corp.	400,120
8,050	Stewart Information Services Corp.	209,300
5,825	Symetra Financial Corp.	75,608
4,500	Torchmark Corp.	232,515
		4,264,461
	INTERNET - 1.3%
7,400	AOL, Inc.	219,114
400	ePlus, Inc.	16,536
9,200	Expedia, Inc.	565,340
1,125	magicJack VocalTec Ltd. *	20,486
6,075	Overstock.com, Inc. *	86,933
1,150	ReachLocal, Inc. *	14,847
475	Sourcefire, Inc. *	22,429
3,000	VeriSign, Inc. *	116,460
		1,062,145
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	INVESTMENT COMPANIES - 0.3%
21,575	Apollo Investment Corp.	$ 180,367
7,400	Prospect Capital Corp.	80,438
		260,805
	IRON/STEEL - 1.4%
38,700	Commercial Metals Co.	575,082
6,500	Nucor Corp.	280,670
4,600	Reliance Steel & Aluminum Co.	285,660
		1,141,412
	LEISURE TIME - 1.4%
7,625	Brunswick Corp.	221,811
10,650	Polaris Industries, Inc.	896,198
375	Town Sports International Holdings, Inc.	3,994
		1,122,003
	MACHINERY - CONSTRUCTION & MINING - 0.2%
2,375	Hyster-Yale Materials Handling, Inc.	115,900

	MACHINERY - DIVERSIFIED - 1.2%
1,325	Applied Industrial Technologies, Inc.	55,663
6,000	Babcock & Wilcox Co.	157,200
3,525	Briggs & Stratton Corp.	74,307
2,400	CNH Global NV	96,696
900	Lindsay Corp.	72,108
500	Middleby Corp. *	64,105
1,200	Rockwell Automation, Inc.	100,788
2,800	Roper Industries, Inc.	312,144
		933,011
	MEDIA - 2.2%
5,000	AMC Networks, Inc. *	247,500
6,600	Belo Corp.	50,622
9,900	DISH Network Corp.	360,360
18,800	Gannett Co., Inc.	338,588
6,350	McClatchy Co. *	20,765
2,500	McGraw-Hill Companies, Inc.	136,675
4,800	Scripps Networks Interactive, Inc.	278,016
2,900	Starz - Liberty Capital *	336,429
		1,768,955
	METAL FABRICATE/HARDWARE - 0.6%
1,400	LB Foster Co.	60,816
2,775	NN, Inc. *	25,419
2,250	Valmont Industries, Inc.	307,238
4,450	Worthington Industries, Inc.	115,656
		509,129
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	MINING - 0.3%
1,300	AMCOL International Corp.	$ 39,884
2,675	Kaiser Aluminum Corp.	165,020
		204,904
	MISCELLANEOUS MANUFACTURING - 3.4%
2,150	Actuant Corp.	60,007
1,250	American Railcar Industries, Inc.	39,663
775	AO Smith Corp.	48,879
875	AZZ, Inc.	33,626
4,300	FreightCar America, Inc.	96,406
1,850	Hexcel Corp. *	49,876
425	Hillenbrand, Inc.	9,609
13,100	Ingersoll-Rand PLC	628,276
28,300	ITT Corp.	663,918
2,500	John Bean Technologies Corp.	44,425
1,525	Koppers Holdings, Inc.	58,179
1,925	Lydall, Inc. *	27,605
1,925	Movado Group, Inc.	59,059
275	Park-Ohio Holdings Corp. *	5,860
10,200	Smith & Wesson Holding Corp. *	86,088
475	Sturm Ruger & Co., Inc.	21,565
3,500	Textron, Inc.	86,765
600	Trimas Corp. *	16,776
19,200	Trinity Industries, Inc.	687,744
		2,724,326
	OFFICE FURNISHINGS - 0.2%
1,000	Herman Miller, Inc.	21,420
7,425	Steelcase, Inc.	94,594
		116,014
	OIL & GAS - 5.7%
725	Adams Resources & Energy, Inc.	25,426
20,500	Cabot Oil & Gas Corp.	1,019,670
700	Carrizo Oil & Gas, Inc. *	14,644
11,300	Diamond Offshore Drilling, Inc.	767,948
8,650	EPL Oil & Gas, Inc. *	195,057
18,500	EXCO Resources, Inc.	125,245
5,900	Helmerich & Payne, Inc.	330,459
5,300	Marathon Petroleum Corp.	333,900
8,500	Murphy Oil Corp.	506,175
2,175	Oasis Petroleum, Inc. *	69,165
1,850	Rosetta Resources, Inc. *	83,916
675	Stone Energy Corp. *	13,851
8,300	Tesoro Corp.	365,615
13,700	Vaalco Energy, Inc. *	118,505
15,100	Valero Energy Corp.	515,212
4,300	Western Refining, Inc.	121,217
		4,606,005
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	OIL & GAS SERVICES - 0.7%
1,150	C&J Energy Services, Inc. *	$ 24,656
75	Dril-Quip, Inc. *	5,479
2,550	Exterran Holdings, Inc. *	55,896
750	Geospace Technologies Corp. *	66,652
1,125	Helix Energy Solutions Group, Inc. *	23,220
6,075	Matrix Service Co. *	69,862
7,000	MRC Global, Inc. *	194,460
1	Superior Energy Services, Inc. *	21
1,450	Targa Resources Corp.	76,618
3,600	TGC Industries, Inc.	29,484
		546,348
	PACKAGING & CONTAINERS - 1.3%
225	AEP Industries, Inc. *	13,327
10,800	Bemis Co., Inc.	361,368
12,100	Owens-Illinois, Inc. *	257,367
10,800	Packaging Corp. of America	415,476
		1,047,538
	PHARMACEUTICALS - 2.2%
3,150	Alkermes PLC *	58,338
13,100	AmerisourceBergen Corp.	565,658
2,025	Auxilium Pharmaceuticals, Inc. *	37,523
3,900	Herbalife Ltd.	128,466
2,675	Infinity Pharmaceuticals, Inc. *	93,625
225	Jazz Pharmaceuticals Plc *	11,970
1,000	Neogen Corp. *	45,320
2,450	Pharmacyclics, Inc. *	141,855
2,650	PharMerica Corp. *	37,736
18,750	Pozen, Inc. *	93,938
3,100	Questcor Pharmaceuticals, Inc.	82,832
6,675	Santarus, Inc. *	73,292
1,225	USANA Health Sciences, Inc. *	40,339
31,000	Warner Chilcott PLC	373,240
		1,784,132
	PIPELINES - 0.3%
4,000	ONEOK, Inc.	171,000
1,775	SemGroup Corp. *	69,367
		240,367
	PRIVATE EQUITY - 0.5%
35,100	American Capital Ltd. *	421,200

See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	REITS - 7.2%
3,225	AG Mortgage Investment Trust, Inc.	$ 75,723
11,300	Ashford Hospitality Trust, Inc.	118,763
3,425	Boston Properties, Inc.	362,399
15,800	Brandywine Realty Trust	192,602
10,700	CBL & Associates Properties, Inc.	226,947
32,300	Chimera Investment Corp.	84,303
20,525	CommonWealth REIT	325,116
1,775	EPR Properties	81,845
875	Equity One, Inc.	18,384
5,900	Franklin Street Properties Corp.	72,629
4,200	General Growth Properties, Inc.	83,370
10,000	HCP, Inc.	451,800
2,800	Health Care REIT, Inc.	171,612
1,900	Highwoods Properties, Inc.	63,555
5,500	Hospitality Properties Trust	128,810
9,700	Host Hotels & Resorts, Inc.	151,999
17,400	Kimco Realty Corp.	336,168
11,650	Lexington Realty Trust	121,742
3,500	Macerich Co.	204,050
3,900	Mack-Cali Realty Corp.	101,829
175	National Health Investors, Inc.	9,893
2,650	Omega Healthcare Investors, Inc.	63,202
800	One Liberty Properties, Inc.	16,232
2,350	Potlatch Corp.	92,096
7,500	Realty Income Corp.	301,575
1,475	Redwood Trust, Inc.	24,913
9,975	Resource Capital Corp.	55,860
6,075	Retail Opportunity Investments Corp.	78,124
2,200	Sabra Health Care REIT, Inc.	47,784
1,025	Saul Centers, Inc.	43,860
3,925	Select Income REIT	97,222
1,600	SL Green Realty Corp.	122,640
975	Sovran Self Storage, Inc.	60,547
8,325	STAG Industrial, Inc.	149,600
4,800	Taubman Centers, Inc.	377,856
5,800	Ventas, Inc.	375,376
2,924	Vornado Realty Trust	234,154
8,900	Weyerhaeuser Co.	247,598
		5,772,178
	RETAIL - 6.5%
45,700	American Eagle Outfitters, Inc.	937,307
3,050	ANN, Inc. *	103,212
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	RETAIL - 6.5% (Continued)
2,825	Asbury Automotive Group, Inc. *	$ 90,485
1,750	Brown Shoe Co., Inc.	32,147
825	Buckle, Inc.	36,828
350	Cracker Barrel Old Country Store, Inc.	22,491
2,400	Dillard's, Inc.	201,048
475	DineEquity, Inc. *	31,825
1,950	Dollar Tree, Inc. *	79,092
1,275	Domino's Pizza, Inc.	55,526
3,200	Express, Inc. *	48,288
5,900	Foot Locker, Inc.	189,508
14,800	GameStop Corp. - Cl. A	371,332
10,700	Gap, Inc.	332,128
425	Genesco, Inc. *	23,375
600	Hibbett Sports, Inc. *	31,620
2,050	HSN, Inc.	112,914
175	Lithia Motors, Inc.	6,548
1,125	Lumber Liquidators Holdings, Inc. *	59,433
9,100	Macy's, Inc.	355,082
6,000	Nu Skin Enterprises, Inc.	222,300
2,000	O'Reilly Automotive, Inc. *	178,840
13,150	OfficeMax, Inc.	128,344
4,175	Panera Bread Co. *	663,115
5,750	Pantry, Inc. *	69,748
775	Papa John's International, Inc. *	42,578
900	PC Connection, Inc.	10,350
2,350	Penske Automotive Group, Inc.	70,712
8,600	PetSmart, Inc.	587,724
550	Pier 1 Imports, Inc.	11,000
150	rue21, Inc. *	4,259
850	Sonic Automotive, Inc. - Cl. A	17,756
1,775	Sonic Corp. *	18,478
1,100	Stage Stores, Inc.	27,258
1,950	Susser Holdings Corp. *	67,255
		5,239,906
	SAVINGS & LOANS - 0.2%
5,075	HomeStreet, Inc. *	129,666
3,325	Provident Financial Holdings, Inc.	58,188
		187,854
	SEMICONDUCTORS - 3.0%
1,075	Amkor Technology, Inc. *	4,568
8,700	Analog Devices, Inc.	365,922
2,375	Cirrus Logic, Inc. *	68,804
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	SEMICONDUCTORS - 3.0% (Continued)
5,300	Cree, Inc. *	$ 180,094
3,175	DSP Group, Inc. *	18,288
7,375	Exar Corp. *	65,638
1,550	First Solar, Inc. *	47,864
3,200	GSI Technology, Inc. *	20,064
500	Hittite Microwave Corp. *	31,050
1,575	Integrated Silicon Solution, Inc. *	14,175
3,900	KLA-Tencor Corp.	186,264
6,925	Kulicke & Soffa Industries, Inc. *	83,031
39,500	LSI Corp. *	279,265
27,800	Maxim Integrated Products, Inc.	817,320
2,700	MaxLinear, Inc. - Cl. A *	13,554
425	Power Integrations, Inc.	14,284
450	Rudolph Technologies, Inc. *	6,053
1,400	Semtech Corp. *	40,530
4,000	Skyworks Solutions, Inc. *	81,200
3,450	Ultra Clean Holdings *	16,939
825	Ultratech, Inc. *	30,772
		2,385,679
	SOFTWARE - 2.6%
875	Accelrys, Inc. *	7,919
200	ACI Worldwide, Inc. *	8,738
9,075	Acxiom Corp. *	158,450
7,525	Aspen Technology, Inc. *	207,991
2,350	CommVault Systems, Inc. *	163,819
200	Demandware, Inc. *	5,464
4,100	Dun & Bradstreet Corp.	322,465
175	EPAM Systems, Inc. *	3,167
1,725	Infoblox, Inc. *	30,998
5,000	Intuit, Inc.	297,500
1,200	Parametric Technology Corp. *	27,012
1,325	PDF Solutions, Inc. *	18,258
925	QAD, Inc.	13,320
13,100	SolarWinds, Inc. *	687,095
400	SS&C Technologies Holdings, Inc. *	9,248
2,500	SYNNEX Corp. *	85,950
725	Tyler Technologies, Inc. *	35,119
400	Ultimate Software Group, Inc. *	37,764
		2,120,277
	TELECOMMUNICATIONS - 2.2%
1,625	Anixter International, Inc.	103,967
9,200	Arris Group, Inc. *	137,448
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	TELECOMMUNICATIONS - 2.2% (Continued)
1,125	Aruba Networks, Inc. *	$ 23,344
825	Atlantic Tele-Network, Inc.	30,285
16,125	Aviat Networks, Inc. *	53,051
1,050	Aware, Inc.	5,754
3,775	CalAmp Corp. *	31,408
4,450	Ciena Corp. *	69,865
4,000	Crown Castle International Corp. *	288,640
250	DigitalGlobe, Inc. *	6,110
10,875	Extreme Networks, Inc. *	39,585
3,475	Fairpoint Communications, Inc. *	27,592
4,600	Harris Corp.	225,216
500	InterDigital, Inc.	20,550
375	Loral Space & Communications, Inc.	20,497
4,100	Premiere Global Services, Inc. *	40,098
750	Procera Networks, Inc. *	13,912
17,525	RF Micro Devices, Inc. *	78,512
4,200	SBA Communications Corp. - Cl. A *	298,284
43,600	Sprint Nextel Corp. *	247,212
1,000	Telenav, Inc. *	7,980
		1,769,310
	TEXTILES - 0.0%
500	G&K Services, Inc.	17,075

	TOYS/GAMES/HOBBIES - 0.1%
10,500	LeapFrog Enterprises, Inc. - Cl. A *	90,615

	TRANSPORTATION - 0.8%
800	Bristow Group, Inc.	42,928
2,600	Con-way, Inc.	72,332
725	Genesee & Wyoming, Inc. *	55,158
700	Hub Group, Inc. *	23,520
1,600	JB Hunt Transport Services, Inc.	95,536
2,000	Landstar System, Inc.	104,920
2,175	Old Dominion Freight Line, Inc. *	74,559
1,875	Saia, Inc. *	43,350
4,650	Ship Finance International Ltd.	77,329
3,800	Swift Transportation Co. - Cl. A *	34,656
1,175	Universal Truckload Services, Inc.	21,443
		645,731
	TRUCKING & LEASING - 0.3%
150	Amerco, Inc.	19,022
4,400	GATX Corp.	190,520
800	Willis Lease Finance Corp. *	11,448
		220,990
See accompanying notes to financial statements.
JNF Equity Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
December 31, 2012
Shares		Value
	WATER - 0.7%
3,050	American States Water Co.	$ 146,339
10,000	American Water Works Co., Inc.	371,300
		517,639

	TOTAL COMMON STOCK (Cost - $71,715,743)	79,680,726

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
616,261	STIT - Liquid Assets Portfolio, to yield 0.07% (Cost - $616,261) (a)	616,261

	TOTAL INVESTMENTS - 100.0% (Cost - $72,332,004) (b)	$ 80,296,987
	OTHER ASSETS LESS LIABILITIES - NET - (0.0) %	(29,809)
	NET ASSETS - 100.0%	$ 80,267,178

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at December 31, 2012.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $72,409,969 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 9,513,802
	Unrealized depreciation:	(1,626,784)
	Net unrealized appreciation:	$ 7,887,018

See accompanying notes to financial statements.

Dear Shareholders:

We are pleased to present you with the JNF Balanced Portfolio Annual Report for 2012.

The JNF Balanced Portfolio (the “Fund”) returned 10.60% versus the split 70/30 benchmark return of 12.8%.  The Fund was neutral to the allocation target of 70% equity and 30% fixed income during the year and currently maintains a similar allocation.

The Equity Team at the Sub-Adviser, Chicago Equity Partners, LLC (“CEP”), based upon a belief that certain fundamental characteristics drive stock performance, seeks out companies with a combination of favorable growth and valuation characteristics that will out-perform their peers in the long run.  CEP looks for stocks with a combination of the following qualities:

•

They are trading at a reasonable price versus peer companies;

•

Expected earnings are increasing faster versus peer companies;

•

They have strong balance sheets and have a higher quality aspect to them; and

•

They are responsible with their capital.

The Fixed Income Team at CEP believes that the role of fixed income is to provide income, stability and to reduce overall portfolio risk.  CEP builds diversified portfolios with an income advantage by purchasing bonds in the high-quality, non-Treasury sectors. The depth and breadth of their research adds value in sector allocation, yield curve positioning and security selection. CEP manages risk by maintaining a narrow duration band, limiting position size and avoiding illiquid and unproven securities.  A disciplined investment process is followed through all market cycles combining quantitative and fundamental research with an experienced portfolio management team.  The key elements of the process include sector allocation, security selection, yield curve positioning/duration management and risk management.

The equity and fixed income teams work together to determine the appropriate balance of equities and fixed income based on the target allocation of 70/30 using a broad set of factors including macro-economic trends, capital market trends, Fed outlook, and relative valuation.

2012 proved to be a strong year for equities, with all indexes posting double digit gains for the year.  Mid cap stocks led the pack with an almost 18% return, while large caps tied with small caps at 16%.  For the year, value beat growth, ending a three year run by growth stocks.  2012 started out strong as the Euro zone showed temporary signs of stabilization and the U.S. economy continued to improve.  The rally was short lived, however, as the market corrected 10% from April-May, once again weighed down by Euro zone concerns, slowing growth in China and weakness in the US economy.  The Fed came to the rescue (again!) with QE3, and stocks ended the 3rd quarter 6% higher.  Politics stole the spotlight during the 4th quarter as investors’ attention became focused on the policy implications of the presidential election.  Immediately following the election, attention pivoted towards the contentious negotiations regarding the fast approaching fiscal cliff.  Progress was made and an agreement reached, but much like the broader recovery to date the pace and scope was less than satisfying to many.  Even though the Russell 1000 delivered an impressive 16.4% gain for the year, many of the lingering concerns remain: reduced forecasts for global growth, decelerating earnings growth in the U.S., continued  showdowns in Washington over the debt ceiling and budget deficits, and a muted recovery in the labor markets.  As a result, some market participants have grown more weary than those undecided voters from Ohio.

Regarding the equity portion of the Fund, all four factor groups (Growth, Value, Momentum, Quality) averaged positive returns for 2012, due to strong performance from each group at different times of the year.  The model’s stock-selection forecasts were mixed for the 4th quarter.  Valuation factors continued their rebound in the second half finishing the year strongly.  December was a particularly good month for valuation factors.  Momentum, after being strong during the year, reversed course and delivered a negative quarter. The growth group and quality group ended slightly positive for the year as well.  For the year, the highest ranked stocks outperformed the bottom ranked stocks, but some of the lower ranked stock groupings also did well.  As a result, equity performance for the Fund was roughly in-line with the equity benchmark. Overall, our philosophy will not change based on short-term trends or conditions in the market.  We will continue to use our disciplined approach to provide added value at controlled levels of risk.

Throughout 2012, CEP maintained an emphasis on higher quality sectors of the market and higher rated issuers within the corporate bond universe.  Uncertainty regarding the sustainability of economic growth, as well as the future of government fiscal and monetary policy, was the key factor influencing our decision.  Throughout the year overall spreads tightened and the types of securities in which we held an underweight position (such as credit in general, and BBBs specifically) outperformed.   As a result, the fixed income portion of the portfolio trailed its benchmark.

A strong appetite for risk throughout most of 2012 resulted in valuations achieving historically rich levels.  While it has been the stated goal of Federal Reserve Monetary Policy to drive the prices of risk assets higher through ongoing Quantitative Easing programs, it may have resulted in valuations disconnecting from underlying fundamental circumstances.  Our stated objective for this portion of the Fund is to provide income, stability and to reduce overall portfolio risk.  As a result, we positioned the portfolio toward preserving capital and to benefit if the market's risk appetite reversed.

The risk premium offered for all non-Treasury sectors of the investment grade market declined in 2012.  The most dramatic declines occurred in the lower rated financial issuers within the investment grade market.  The spread offered by “BBB” rated securities, over U.S. Treasuries declined by 93 basis points in 2012. Yields for financial companies, relative to U.S. Treasuries, declined by 161 basis points in 2012. Non-financials declined by a smaller 48 basis points.

We continue to believe our positioning is prudent, is in-line with our stated objectives, and will benefit our clients during times of financial stress, especially given the dramatic decline in spreads that occurred in 2012.

Sincerely,

JNF Advisors, Inc.

*Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on redemption of fund shares. There is no front end or back end load for the JNF Balanced Portfolio. The total annual operating expense ratio as stated in the fee table to the Portfolio’s prospectus dated May, 1 2012 is 1.36% (before fee waiver/reimbursement). For performance information current to the most recent month-end, please call toll-free 1-866-667-0564. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower. The Portfolio’s prospectus contains more complete information, including fees, expenses and risks involved in investing in Mutual Funds and should be read carefully before investing.

The Portfolio is an Investment vehicle for variable annuity contracts. All Performance figures for the Portfolio do not include any fees or expenses that are typically charged by these contracts. If these fees and expenses were included your overall expenses would be higher. Please review your insurance contract prospectus for further description of these fees and expenses.

JNF Balanced Portfolio
PORTFOLIO REVIEW (Unaudited)
December 31, 2012

The Fund's performance figures* for the period ended December 31, 2012, as compared to its benchmark:

	One Year	Three Year	Five Year	Since Inception**
JNF Balanced Portfolio	10.60%	9.42%	4.17%	3.40%
Barclay's Capital US Aggregate Bond Index ***	4.22%	6.19%	5.95%	6.11%
Russell 1000 Total Return Index ***	16.42%	11.12%	1.92%	1.69%
Blended Benchmark Index ***	12.77%	9.93%	3.53%	3.38%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Fund shares as well as other charges and expenses of the insurance contract, or separate account.

** Inception date is May 1, 2007.

*** The Blended Benchmark Index represents a blend of 70% Russell 1000 Total Return Index and 30% Barclay's Capital US Aggregate Bond Index. The Russell 1000 is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclay’s Capital US Aggregate Index  is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities.

Top Ten Holdings by Industry	% of Net Assets
US Government Agencies - Mortgage Backed	11.6%
US Government	8.5%
Computers	6.8%
Oil & Gas	6.8%
US Government Agency	6.4%
Pharmaceuticals	5.4%
Banks	4.6%
Retail	3.9%
Diversified Financial Services	3.4%
Insurance	3.1%
Other, Cash & Cash Equivalents	39.5%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio's holdings.

JNF Balanced Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2012
Shares				Value
	COMMON STOCK - 70.2%
	AEROSPACE & DEFENSE - 1.4%
500	Lockheed Martin Corp.			$ 46,145
2,400	Northrop Grumman Corp.			162,192
800	United Technologies Corp.			65,608
				273,945
	AGRICULTURE - 1.4%
3,210	Philip Morris International, Inc.			268,484

	AIRLINES - 0.8%
13,650	Delta Air Lines, Inc. *			162,026

	APPAREL - 0.4%
450	Coach, Inc.			24,980
1,000	Michael Kors Holdings Ltd. *			51,030
				76,010
	AUTO PARTS & EQUIPMENT - 0.2%
900	Delphi Automotive PLC *			34,425

	BANKS - 4.6%
225	Goldman Sachs Group, Inc.			28,701
6,490	JPMorgan Chase & Co.			285,365
10,200	KeyCorp			85,884
500	M&T Bank Corp.			49,235
7,150	US Bancorp			228,371
5,750	Wells Fargo & Co.			196,535
				874,091
	BEVERAGES - 1.2%
825	Brown-Forman Corp.			52,181
700	Coca-Cola Co.			25,375
2,800	Dr Pepper Snapple Group, Inc.			123,704
700	Molson Coors Brewing Co.			29,953
				231,213
	BIOTECHNOLOGY - 1.7%
2,235	Amgen, Inc.			192,925
600	Celgene Corp. *			47,232
1,400	Charles River Laboratories International, Inc. *			52,458
625	United Therapeutics Corp. *			33,388
				326,003
	CHEMICALS - 2.1%
675	CF Industries Holdings, Inc.			137,133
300	Eastman Chemical Co.			20,415
1,400	LyondellBasell Industries NV			79,926
325	PPG Industries, Inc.			43,989
600	Sherwin-Williams Co.			92,292
300	WR Grace & Co. *			20,169
				393,924
See accompanying notes to financial statements.
JNF Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Shares				Value
	COMMERCIAL SERVICES - 0.6%
600	Equifax, Inc.			$ 32,472
1,500	H&R Block, Inc.			27,855
1,900	Robert Half International, Inc.			60,458
				120,785
	COMPUTERS - 6.7%
1,050	Accenture PLC - Cl. A			69,825
895	Apple, Inc.			477,062
14,700	Brocade Communications Systems, Inc. *			78,351
8,750	Cadence Design Systems, Inc. *			118,213
4,500	Computer Sciences Corp.			180,225
1,830	International Business Machines Corp.			350,537
				1,274,213
	COSMETICS & PERSONAL CARE - 0.6%
1,800	Procter & Gamble Co.			122,202

	DIVERSIFIED FINANCIAL SERVICES - 3.1%
5,175	Discover Financial Services			199,496
7,100	SLM Corp.			121,623
1,775	Visa, Inc. - Cl. A			269,055
				590,174
	ELECTRIC - 1.5%
1,550	Ameren Corp.			47,616
1,300	Consolidated Edison, Inc.			72,202
1,100	DTE Energy Co.			66,055
800	National Fuel Gas Co.			40,552
3,200	NV Energy, Inc.			58,048
				284,473
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.3%
725	Hubbell, Inc.			61,357

	ELECTRONICS - 0.5%
500	Garmin Ltd.			20,410
1,350	Honeywell International, Inc.			85,684
				106,094
	ENTERTAINMENT - 0.5%
7,200	Regal Entertainment Group - Cl. A			100,440

	FOOD - 2.0%
1,000	Campbell Soup Co.			34,890
1,100	ConAgra Foods, Inc.			32,450
5,700	Dean Foods Co. *			94,107
6,600	Kroger Co.			171,732
900	Sysco Corp.			28,494
1,000	Tyson Foods, Inc.			19,400
				381,073
	GAS - 0.3%
2,100	NiSource, Inc.			52,269
See accompanying notes to financial statements.
JNF Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Shares				Value
	HAND MACHINE TOOLS - 0.2%
400	Snap-on, Inc.			$ 31,596

	HEALTHCARE PRODUCTS - 0.6%
1,300	ResMed, Inc.			54,041
900	Zimmer Holdings, Inc.			59,994
				114,035
	HEALTHCARE SERVICES - 1.1%
1,300	Aetna, Inc.			60,190
825	Humana, Inc.			56,620
800	UnitedHealth Group, Inc.			43,392
975	WellPoint, Inc.			59,397
				219,599
	HOME BUILDERS - 1.1%
7,400	PulteGroup, Inc. *			134,384
1,800	Thor Industries, Inc.			67,374
				201,758
	HOME FURNISHINGS - 0.4%
750	Whirlpool Corp.			76,312

	HOUSEHOLD PRODUCTS & WARES - 0.5%
1,500	Jarden Corp.			77,550
300	Kimberly-Clark Corp.			25,329
				102,879
	INSURANCE - 3.1%
1,700	Allstate Corp			68,289
1,250	American International Group, Inc. *			44,125
1,375	Assurant, Inc.			47,712
750	Berkshire Hathaway, Inc. *			67,275
950	Everest Re Group Ltd.			104,453
1,100	Fidelity National Financial, Inc.			25,905
5,900	Lincoln National Corp.			152,810
1,050	Travelers Cos, Inc.			75,411
				585,980
	INTERNET - 1.6%
1,975	AOL, Inc.			58,480
3,200	Expedia, Inc.			196,640
1,200	VeriSign, Inc. *			46,584
				301,704
	IRON & STEEL - 0.5%
4,600	Commercial Metals Co.			68,356
400	Reliance Steel & Aluminum Co.			24,840
				93,196
	LEISURE TIME - 0.6%
1,400	Carnival Corp.			51,478
700	Polaris Industries, Inc.			58,905
				110,383
See accompanying notes to financial statements.
JNF Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Shares				Value
	LODGING - 0.1%
550	Wyndham Worldwide Corp.			$ 29,265

	MACHINERY DIVERSIFIED - 0.4%
750	Cummins, Inc.			81,262

	MEDIA - 2.2%
800	AMC Networks, Inc. *			39,600
3,600	CBS Corp.			136,980
3,250	Comcast Corp.			121,485
2,900	Gannett Co., Inc.			52,229
250	Starz - Liberty Capital *			29,002
1,000	Walt Disney Co.			49,790
				429,086
	METAL FABRICATE & HARDWARE - 0.2%
250	Valmont Industries, Inc.			34,137

	MINING - 0.2%
900	Freeport-McMoRan Copper & Gold, Inc.			30,780

	MISCELLANEOUS MANUFACTURER - 1.5%
10,400	General Electric Co.			218,296
2,700	Textron, Inc.			66,933
				285,229
	MISCELLANEOUS MANUFACTURING - 0.4%
1,500	Ingersoll-Rand PLC			71,940

	OIL & GAS - 6.8%
1,000	Cabot Oil & Gas Corp.			49,740
2,375	Chevron Corp.			256,833
1,600	ConocoPhillips			92,784
1,800	Diamond Offshore Drilling, Inc.			122,328
700	EOG Resources, Inc.			84,553
4,515	Exxon Mobil Corp.			390,773
600	Helmerich & Payne, Inc.			33,606
250	Marathon Petroleum Corp.			15,750
1,500	Murphy Oil Corp.			89,325
1,100	Phillips 66			58,410
1,100	Tesoro Corp.			48,455
1,525	Valero Energy Corp.			52,033
				1,294,590
	OIL & GAS SERVICES - 0.2%
1,200	MRC Global, Inc. *			33,336

	PACKAGING & CONTAINERS - 0.1%
1,000	Owens-Illinois, Inc. *			21,270

See accompanying notes to financial statements.
JNF Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Shares				Value
	PHARMACEUTICALS - 5.3%
4,350	Abbott Laboratories			$ 284,925
800	Cardinal Health, Inc.			32,944
1,850	Eli Lilly & Co.			91,242
550	Express Scripts Holding Co. *			29,700
1,900	Herbalife Ltd.			62,586
2,205	Johnson & Johnson			154,571
600	McKesson Corp.			58,176
11,258	Pfizer, Inc.			282,351
1,700	Warner Chilcott PLC			20,468
				1,016,963
	PIPELINES - 0.1%
650	ONEOK, Inc.			27,787

	PRIVATE EQUITY - 0.1%
2,300	American Capital Ltd. *			27,600

	REITS - 1.9%
1,650	Brandywine Realty Trust			20,113
1,575	CommonWealth REIT			24,948
1,075	Public Storage			155,832
825	Simon Property Group, Inc.			130,424
1,000	Weyerhaeuser Co.			27,820
				359,137
	RETAIL - 3.7%
4,600	American Eagle Outfitters, Inc.			94,346
900	Brinker International, Inc.			27,891
950	Costco Wholesale Corp.			93,831
200	Dillard's, Inc.			16,754
800	Foot Locker, Inc.			25,696
1,200	Gap, Inc.			37,248
1,350	Macy's, Inc.			52,677
475	Panera Bread Co. *			75,444
3,100	TJX Cos., Inc.			131,595
2,250	Wal-Mart Stores, Inc.			153,518
				709,000
	SEMICONDUCTORS - 1.0%
900	Avago Technologies Ltd.			28,494
1,150	Intel Corp.			23,725
9,100	LSI Corp. *			64,337
2,400	Maxim Integrated Products, Inc.			70,560
				187,116
	SOFTWARE - 2.0%
10,090	Microsoft Corp.			269,706
2,050	SolarWinds, Inc. *			107,523
				377,229
See accompanying notes to financial statements.
JNF Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Shares				Value
	TELECOMMUNICATIONS - 3.0%
5,700	AT&T, Inc.			$ 192,147
198	Aviat Networks, Inc. *			651
8,200	Cisco Systems, Inc.			161,130
400	Harris Corp.			19,584
800	Motorola Solutions, Inc.			44,544
3,775	Verizon Communications, Inc.			163,344
				581,400
	TEXTILES - 0.1%
500	Cintas Corp.			20,450

	TRANSPORTATION - 0.7%
700	Con-way, Inc.			19,474
850	Union Pacific Corp.			106,862
				126,336
	WATER - 0.6%
2,600	American Water Works Co., Inc.			96,538
800	Aqua America, Inc.			20,336
				116,874

	TOTAL COMMON STOCK (Cost - $11,931,827)			13,431,430

Par Value		Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 29.0%
	AGRICULTURE - 0.0%
$ 4,000	Altria Group, Inc.	9.7000	11/10/2018	$ 5,593

	BEVERAGES - 0.3%
30,000	Coca-Cola Refreshments USA, Inc.	7.3750	3/3/2014	32,344
25,000	PepsiCo, Inc.	2.5000	5/10/2016	26,273
				58,617
	CHEMICALS - 0.1%
13,000	EI du Pont de Nemours & Co.	5.0000	1/15/2013	13,018

	COMPUTERS - 0.1%
16,000	International Business Machines Corp.	4.0000	6/20/2042	16,729

	DIVERSIFIED FINANCIAL SERVICES - 0.3%
35,000	American Express Co.	7.2500	5/20/2014	38,050
10,000	General Electric Capital Corp.	6.7500	3/15/2032	12,987
				51,037
	ELECTRIC - 0.5%
10,000	Consolidated Edison Co. of New York, Inc.	6.7500	4/1/2038	14,188
8,000	Dominion Resources, Inc.	4.4500	3/15/2021	9,167
15,000	Duke Energy Corp.	3.5500	9/15/2021	15,834
50,000	Florida Power & Light Co.	4.8500	2/1/2013	50,168
15,000	Georgia Power Co.	5.4000	6/1/2040	17,869
				107,226
See accompanying notes to financial statements.
JNF Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Par Value		Coupon Rate (%)	Maturity	Value
	ELECTRONICS - 0.2%
$ 30,000	Honeywell International, Inc.	4.2500	3/1/2013	$ 30,178

	FOOD - 0.1%
10,000	Kellogg Co.	7.4500	4/1/2031	13,791

	OIL & GAS - 0.0%
10,000	ConocoPhillips	4.6000	1/15/2015	10,807

	PHARMACEUTICALS - 0.1%
15,000	Pfizer, Inc.	6.2000	3/15/2019	18,914

	PIPELINES - 0.4%
15,000	TransCanada PipeLines Ltd.	3.8000	10/1/2020	16,640
45,000	TransCanada PipeLines Ltd.	4.8750	1/15/2015	48,717
10,000	TransCanada PipeLines Ltd.	7.1250	1/15/2019	12,729
				78,086
	RETAIL - 0.2%
10,000	McDonald's Corp.	6.3000	10/15/2037	13,747
15,000	Wal-Mart Stores, Inc.	6.5000	8/15/2037	20,844
				34,591
	TELECOMMUNICATIONS - 0.1%
25,000	Verizon Communications, Inc.	3.0000	4/1/2016	26,616

	TRANSPORTATION - 0.1%
15,000	United Parcel Service, Inc.	6.2000	1/15/2038	20,050

	U.S. GOVERNMENT - 8.5%
500,000	United States Treasury Note/Bond	0.3750	7/31/2013	500,684
360,000	United States Treasury Note/Bond	3.1250	5/15/2021	407,728
185,000	United States Treasury Note/Bond	3.1250	11/15/2041	192,386
270,000	United States Treasury Note/Bond	3.5000	2/15/2039	303,370
165,000	United States Treasury Note/Bond	4.7500	2/15/2041	226,127
				1,630,295
	U.S. GOVERNMENT AGENCY - 6.4%
175,000	Federal Home Loan Banks	5.2500	6/18/2014	187,712
120,000	Federal Home Loan Banks	5.3750	5/18/2016	139,585
110,000	Federal Home Loan Mortgage Corp.	1.0000	7/30/2014	111,267
70,000	Federal Home Loan Mortgage Corp.	1.0000	8/27/2014	70,832
300,000	Federal Home Loan Mortgage Corp.	3.7500	3/27/2019	346,806
30,000	Federal National Mortgage Association	0.8750	8/28/2014	30,292
140,000	Federal National Mortgage Association	5.0000	5/11/2017	165,589
145,000	Federal National Mortgage Association	5.3750	7/15/2016	169,415
				1,221,498

See accompanying notes to financial statements.
JNF Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 11.6%
$ 53,908	Federal Home Loan Mortgage Corp.	3.5000	3/1/2042	$ 57,488
24,418	Federal Home Loan Mortgage Corp.	4.5000	11/1/2018	26,282
125,692	Federal Home Loan Mortgage Corp.	4.5000	11/1/2039	135,098
18,031	Federal Home Loan Mortgage Corp.	5.0000	12/1/2020	19,393
7,263	Federal Home Loan Mortgage Corp.	5.5000	9/1/2036	7,879
49,722	Federal Home Loan Mortgage Corp.	5.5000	4/1/2038	53,717
22,875	Federal Home Loan Mortgage Corp.	6.0000	1/1/2038	24,875
15,674	Federal Home Loan Mortgage Corp.	6.0000	4/1/2038	17,044
35,770	Federal Home Loan Mortgage Corp.	6.0000	6/1/2038	38,998
109,124	Federal National Mortgage Association	3.0000	3/1/2042	114,457
72,722	Federal National Mortgage Association	3.5000	12/1/2041	77,595
58,589	Federal National Mortgage Association	3.5000	4/1/2042	62,643
20,095	Federal National Mortgage Association	4.0000	5/1/2014	20,586
79,492	Federal National Mortgage Association	4.0000	8/1/2019	85,023
6,761	Federal National Mortgage Association	4.0000	10/1/2020	7,277
42,507	Federal National Mortgage Association	4.0000	3/1/2021	45,731
97,040	Federal National Mortgage Association	4.0000	5/1/2021	104,401
20,638	Federal National Mortgage Association	4.0000	2/1/2022	22,206
12,609	Federal National Mortgage Association	4.0000	2/1/2025	13,519
33,557	Federal National Mortgage Association	4.0000	7/1/2025	35,979
59,020	Federal National Mortgage Association	4.0000	10/1/2040	63,317
26,250	Federal National Mortgage Association	4.0000	11/1/2040	28,644
53,745	Federal National Mortgage Association	4.0000	2/1/2041	57,681
48,914	Federal National Mortgage Association	4.0000	12/1/2041	52,503
23,130	Federal National Mortgage Association	4.5000	11/1/2019	24,983
12,813	Federal National Mortgage Association	4.5000	6/1/2024	13,793
15,099	Federal National Mortgage Association	4.5000	6/1/2025	16,255
6,902	Federal National Mortgage Association	4.5000	9/1/2035	7,481
46,956	Federal National Mortgage Association	4.5000	3/1/2039	50,747
35,906	Federal National Mortgage Association	4.5000	11/1/2039	38,805
65,652	Federal National Mortgage Association	4.5000	6/1/2040	71,026
138,361	Federal National Mortgage Association	4.5000	10/1/2040	149,686
See accompanying notes to financial statements.
JNF Balanced Portfolio
	PORTFOLIO OF INVESTMENTS (Continued)
	December 31, 2012
Par Value		Coupon Rate (%)	Maturity	Value
	U.S. GOVERNMENT AGENCIES - MORTGAGE BACKED - 11.6% (Cont.)
$ 63,676	Federal National Mortgage Association	4.5000	11/1/2040	$ 70,527
40,283	Federal National Mortgage Association	4.5000	5/1/2041	43,581
17,231	Federal National Mortgage Association	5.0000	3/1/2023	18,636
48,248	Federal National Mortgage Association	5.0000	9/1/2033	52,205
51,920	Federal National Mortgage Association	5.0000	5/1/2035	56,445
4,712	Federal National Mortgage Association	5.0000	10/1/2035	5,123
60,400	Federal National Mortgage Association	5.0000	2/1/2036	65,665
48,909	Federal National Mortgage Association	5.0000	6/1/2040	53,227
68,651	Federal National Mortgage Association	5.0000	8/1/2041	74,928
15,777	Federal National Mortgage Association	5.5000	6/1/2022	17,207
43,259	Federal National Mortgage Association	5.5000	11/1/2035	47,223
39,415	Federal National Mortgage Association	5.5000	12/1/2039	42,847
24,332	Federal National Mortgage Association	6.0000	3/1/2036	26,900
12,728	Federal National Mortgage Association	6.0000	3/1/2037	13,979
24,115	Federal National Mortgage Association	6.0000	8/1/2037	26,535
8,099	Federal National Mortgage Association	6.0000	5/1/2038	8,867
25,297	Federal National Mortgage Association	6.0000	6/1/2038	28,203
18,286	Federal National Mortgage Association	6.5000	3/1/2037	20,875
1,119	Federal National Mortgage Association	7.0000	6/1/2029	1,299
				2,219,384

	TOTAL BONDS & NOTES (Cost - $5,380,732)			5,556,430
Shares
	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
129,786	AIM STIT Liquid Assets Portfolio, to yield 0.07% (Cost - $129,786) (a)			129,786

	TOTAL INVESTMENTS - 99.9% (Cost - $17,442,345) (b)			$ 19,117,646
	OTHER ASSETS LESS LIABILITIES - NET - 0.1%			25,021
	NET ASSETS - 100.0%			$ 19,142,667

* Non-income producing security.
(a) Variable rate security, the money market rate shown represents the rate at December 31, 2012.
(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $17,497,859 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:		$ 1,837,072
		Unrealized depreciation:		(217,285)
		Net unrealized appreciation:		$ 1,619,787

See accompanying notes to financial statements.

JNF Portfolios
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2012

	JNF Equity	JNF Balanced
	Portfolio	Portfolio

ASSETS
Investments, at cost	$ 72,332,004	$ 17,442,345
Investments in securities, at value	$ 80,296,987	$ 19,117,646
Cash	13,600	-
Receivable for securities sold	103,322	15,498
Dividends and interest receivable	82,758	47,009
Receivable for fund shares sold	67,029	-
TOTAL ASSETS	80,563,696	19,180,153

LIABILITIES
Payable for securities purchased	189,833	-
Payable for portfolio shares redeemed	-	680
Investment advisory fees payable	44,030	7,476
Distribution (12b-1) fees payable	16,939	4,073
Fees payable to other affiliates	13,946	1,542
Accrued expenses and other liabilities	31,770	23,715
TOTAL LIABILITIES	296,518	37,486

NET ASSETS	$ 80,267,178	$ 19,142,667

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 95,591,107	$ 19,432,125
Undistributed net investment income	785,996	55,425
Accumulated net realized loss on investments	(24,074,908)	(2,020,184)
Net unrealized appreciation on investments	7,964,983	1,675,301
NET ASSETS	$ 80,267,178	$ 19,142,667

Shares of Beneficial Interest Outstanding	3,353,521	1,096,207
Net Asset Value (Net Assets/Shares of Beneficial Interest)/Offering & Redemption Price per share)	$ 23.94	$ 17.46

See accompanying notes to financial statements.

JNF Portfolios
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2012

	JNF Equity	JNF Balanced
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends	$ 1,756,641	$ 356,720
Interest	477	133,403
Less: Foreign withholding taxes	(3,769)	(823)
TOTAL INVESTMENT INCOME	1,753,349	489,300

EXPENSES:
Investment advisory fees	529,743	133,495
Distribution (12b-1) fees	203,747	51,344
Administration service fees	142,528	54,596
Professional fees	52,013	27,023
Trustees' fees and expenses	10,575	8,883
Compliance officer fees	12,866	4,220
Custodian fees	6,038	5,246
Printing and postage expense	7,929	3,059
Insurance expenses	980	135
TOTAL EXPENSES	966,419	288,001

Less: Fees waived by the Advisor	-	(31,218)
NET EXPENSES	966,419	256,783

NET INVESTMENT INCOME	786,930	232,517

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain on investment transactions	8,457,688	1,580,102
Net change in unrealized appreciation
on investment transactions	3,374,667	259,118

NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS	11,832,355	1,839,220

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$ 12,619,285	$ 2,071,737

See accompanying notes to financial statements.

JNF Portfolios
STATEMENTS OF CHANGES IN NET ASSETS

	JNF Equity Portfolio		JNF Balanced Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2012	2011	2012	2011
FROM OPERATIONS
Net investment income	$ 786,930	$ 386,747	$ 232,517	$ 251,819
Net realized gain on investments	8,457,688	9,765,012	1,580,102	1,889,464
Net change in unrealized appreciation (depreciation)
on investments	3,374,667	(9,006,478)	259,118	(939,557)
Net Increase in Net Assets
Resulting From Operations	12,619,285	1,145,281	2,071,737	1,201,726

DISTRIBUTIONS TO SHAREHOLDERS
From Net Investment Income	(386,701)	(652,972)	(246,411)	(263,279)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,231,516	719,563	2,323,054	4,095,868
Reinvestment of dividends and distributions	386,701	652,972	246,411	263,279
Cost of shares redeemed	(12,244,266)	(11,421,967)	(5,316,019)	(6,526,442)
Net Decrease in Net Assets From Share
Transactions of Beneficial Interest	(10,626,049)	(10,049,432)	(2,746,554)	(2,167,295)

TOTAL INCREASE/ (DECREASE) IN NET ASSETS	1,606,535	(9,557,123)	(921,228)	(1,228,848)

NET ASSETS
Beginning of year	78,660,643	88,217,766	20,063,895	21,292,743
End of year*	$ 80,267,178	$ 78,660,643	$ 19,142,667	$ 20,063,895
* Includes undistributed net investment income of	$ 785,996	$ 386,560	$ 55,425	$ 31,036

SHARES ACTIVITY
Shares Sold	53,605	33,460	135,198	252,160
Shares Reinvested	16,469	33,589	14,284	16,662
Shares Redeemed	(535,027)	(540,332)	(309,118)	(407,162)
Net Decrease in Shares of Beneficial Interest Outstanding	(464,953)	(473,283)	(159,636)	(138,340)

See accompanying notes to financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	JNF Equity Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$ 20.60	$ 20.56	$ 16.44	$ 12.30	$ 21.46
Activity from investment operations:
Net investment income (1)	0.22	0.09	0.15	0.12	0.12
Net realized and unrealized gain
(loss) on investments	3.23	0.12	4.11	4.16	(9.25)
Total from investment operations	3.45	0.21	4.26	4.28	(9.13)

Less distributions from:
Net investment income	(0.11)	(0.17)	(0.14)	(0.14)	(0.03)

Net asset value, end of year	$ 23.94	$ 20.60	$ 20.56	$ 16.44	$ 12.30

Total return (2)	16.76%	1.06%	26.02%	35.03%	-42.60%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$ 80,267	$ 78,661	$ 88,218	$ 77,893	$ 63,760

Ratios of expenses to average net assets	1.19%	1.15%	1.16%	1.14%	1.10%

Ratios of expenses to average
net assets before waivers	1.19%	1.15%	1.16%	1.18%	1.17%

Ratios of net investment income
to average net assets	0.97%	0.45%	0.81%	0.92%	0.67%

Ratios of net investment income to
average net assets before waiver	0.97%	0.45%	0.81%	0.88%	0.60%

Portfolio turnover rate	122%	123%	123%	122%	118%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

JNF Portfolios
FINANCIAL HIGHLIGHTS (Continued)

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	JNF Balanced Portfolio
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2012	2011	2010	2009	2008

Net asset value, beginning of year	$ 15.98	$ 15.27	$ 13.86	$ 11.58	$ 15.40
Activity from investment operations:
Net investment income (1)	0.19	0.19	0.20	0.22	0.29
Net realized and unrealized gain
(loss) on investments	1.50	0.72	1.41	2.28	(3.82)
Total from investment operations	1.69	0.91	1.61	2.50	(3.53)

Less distributions from:
Net investment income	(0.21)	(0.20)	(0.20)	(0.22)	(0.29)

Net asset value, end of year	$ 17.46	$ 15.98	$ 15.27	$ 13.86	$ 11.58

Total return (2)	10.60%	6.01%	11.74%	21.85%	-23.16%

Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$ 19,143	$ 20,064	$ 21,293	$ 22,874	$ 22,332

Ratios of expenses to average net assets	1.25%	1.23%	1.18%	1.14%	1.10%

Ratios of expenses to average net
assets before waivers	1.40%	1.36%	1.35%	1.31%	1.28%

Ratios of net investment income
to average net assets	1.13%	1.21%	1.40%	1.80%	2.09%

Ratios of net investment income to
average net assets before waiver	0.98%	1.08%	1.24%	1.62%	1.90%

Portfolio turnover rate	77%	103%	79%	109%	98%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.
(2)	Assumes reinvestment of all dividends and distributions, if any. Total returns for periods less than one year are not annualized.

See accompanying notes to financial statements.

JNF Portfolios

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

1.

ORGANIZATION

The JNF Equity Portfolio (the “Equity Portfolio”) and the JNF Balanced Portfolio (the “Balanced Portfolio”), (collectively, the “Portfolios”) are diversified series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  The Portfolios are intended to be funding vehicles for variable annuity contracts and flexible premium variable life insurance policies offered by the separate accounts of various insurance companies, including JNF Advisors, Inc.’s (the “Advisor”) affiliate, Jefferson National Life Insurance Company.  The Trust offers shares to affiliated and unaffiliated life insurance company separate accounts (registered as unit investment trusts under the 1940 Act) to fund the benefits under variable annuity and variable life insurance contracts.  Jefferson National Life Insurance Company separate accounts own 100% of the shares offered by each Portfolio.  The investment objective of each Portfolio is as follows:

Portfolio

Primary Objective

Equity Portfolio

Total return consistent with preservation of capital and a prudent level of risk.

Balanced Portfolio

Total return consistent with preservation of capital and a prudent level of risk.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities and other assets held by the Equity and Balanced Portfolios listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  In unusual circumstances, instead of valuing securities in the usual manner, the Portfolio may value securities at “fair value” as determined in good faith by the Portfolio’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less

 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Portfolio may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Portfolio’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions;

 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

 and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Portfolios utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset, or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2012, for the Portfolios’ assets measured at fair value:

Equity Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 79,680,726	$ -	$ -	$ 79,680,726
Money Market Funds	616,261	-	-	616,261
Total	$ 80,296,987	$ -	$ -	$ 80,296,987

 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Balanced Portfolio

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 13,431,430	$ -	$ -	$ 13,431,430
Bonds & Notes	-	5,556,430	-	5,556,430
Money Market Funds	129,786	-	-	129,786
Total	$ 13,561,216	$ 5,556,430	$ -	$ 19,117,646

The Portfolios did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 & Level 2 during the period.  It is the Portfolios’ policy to recognize transfers into or out of Level 1 & Level 2 at the end of the reporting period.

* Refer to the Portfolios of Investments for Industry Classification.

Security transactions and related income – Security transactions are recorded no later than the first business day after the trade date, except for reporting purposes when trade date is used.  Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities.  Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of cost of investment or as a realized gain, respectively.  Dividend income is recorded on the ex-dividend date.  Interest income is recognized on an accrual basis.  Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.  Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

Dividends and distributions to shareholders – The following table summarizes each Portfolio’s Investment Income and Capital Gain declaration policy:

Portfolio

           Income Dividends

    Capital Gains

Equity Portfolio

Annually

    Annually

Balanced Portfolio

Quarterly

    Annually

Each Portfolio records dividends and distributions to its shareholders on the ex-dividend date. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature.  To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of each Portfolio.

Federal income tax – It is each Portfolio’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders.  Therefore, no federal income tax provision is required.

 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2009 – 2011 and expected to be taken during the year ended December 31, 2012 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.  During the year, the Portfolios did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.  The Portfolios identify the major tax jurisdictions as U.S. Federal and Nebraska State.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

INVESTMENT TRANSACTIONS

For the year ended December 31, 2012, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Portfolio

  Purchases

     Sales

Equity Portfolio

$   98,296,577

                    $    108,585,947

Balanced Portfolio

     15,089,563

                 17,281,407

 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Portfolios are overseen by the Board, which is responsible for the overall management of the Portfolios.  JNF Advisors, Inc. serves as the Portfolios’ Investment Advisor.  Chicago Equity Partners, LLC (“Chicago Equity”) serves as the sub-advisor (“Sub-Advisor”) for the Equity Portfolio and Balanced Portfolio.  The Portfolios have employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services.  A Trustee and certain officers of the Portfolios are also officers of GFS, and are not paid any fees directly by the Portfolios for serving in such capacities.

Pursuant to an Advisory Agreement with the Portfolios, the Advisor, under the oversight of the Board, supervises the performance of Sub-Advisor, and the administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Portfolios pay the Advisor a management fee, computed on average daily net assets and accrued daily and paid monthly, at an annual rate of 0.65% of the Equity and Balanced Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, the Advisor pays the sub-advisor a sub-advisory fee, computed on average daily net assets and accrued daily and paid monthly, at the following annual rates: 0.30% of the Equity Portfolio and 0.27% of the Balanced Portfolio’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until April 30, 2013, to waive a portion of its advisory fee and has agreed to reimburse the Equity and Balanced Portfolios for other expenses to the extent necessary so that the total expenses incurred by the Portfolio (excluding brokerage fees and commissions, acquiring fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Portfolio’s business) do not exceed 1.25% per annum for the Equity and Balanced Portfolios’ average daily net assets.

During the year ended December 31, 2012 the Advisor waived/reimbursed fees for the Portfolios as follows:

Portfolio

Waiver/Reimbursement

Balanced Portfolio

         $ 31,218

The Advisor had expense caps in place of 1.25% of average daily net assets after April 30, 2011, 1.20% of average daily net assets from April 30, 2010 to April 30, 2011, 1.15% of average daily net assets from April 30, 2009 to April 30, 2010 and 1.10% of average daily net assets prior to April 30, 2009 for the Equity and Balanced Portfolios.  If the Advisor waives any fee or reimburses any expenses and any operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Portfolio provided that such reimbursement does not cause the Portfolio’s operating expenses to exceed the expense limitation.  The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of each Portfolio and its shareholders.

 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

During the year ended December 31, 2012 the Advisor has the following waived expenses that may be recovered no later than the dates indicated:

Portfolio	December 31, 2013	December 31, 2014	December 31, 2015	Total
Balanced Portfolio	$ 35,124	$ 26,465	$ 31,218	$ 92,807

The Trust has adopted a Distribution Plan and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service fee is calculated by the Equity and Balanced Portfolio’s at an annual rate of 0.25% of its average daily net assets.  Pursuant to the Plan, each of these Portfolios may compensate the securities dealers or other financial intermediaries, financial institutions, investment advisers, and others for activities primarily intended to result in the sale of Portfolio shares and for maintenance and personal service provided to existing shareholders.  The Plan further provides for periodic payments to brokers, dealers and other financial intermediaries, including insurance companies, for providing shareholder services and for promotional and other sales-related costs.  During the year ended December 31, 2012 the Equity and Balanced Portfolios were charged $203,747 and $51,344, respectively, pursuant to the Plan.

Effective April 1, 2012, with the approval of the Board, each Portfolio pays its pro rata share of a total fee of $3,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor.  Previously, each Portfolio paid its pro rata share of a total fee of $2,500 per quarter for the Northern Lights Variable Trust to each Trustee who is not affiliated with the Trust or Advisor.  Each Portfolio pays the chairperson of the audit committee its pro-rata share of an additional $500 per quarter. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.  GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Portfolios as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.  Under the terms of such agreement, NLCS receives customary fees from the Portfolios.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolios on an ad-hoc basis.  For the provision of these services, Gemcom receives customary fees from the Portfolios.

 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

5.   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the year ended December 31, 2012 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Equity Portfolio	$ 386,701	$ -	$ 386,701
Balanced Portfolio	246,411	-	246,411

The tax character of distributions for the year ended December 31, 2011 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Equity Portfolio	$ 652,972	$ -	$ 652,972
Balanced Portfolio	263,279	-	263,279

As of December 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	October	Carry	Appreciation/	Accumulated
	Income	Gains	Losses	Forwards	(Depreciation)	Earnings/(Deficits)
Equity Portfolio	$ 789,110	$ -	$ -	$ (24,000,057)	$ 7,887,018	$ (15,323,929)
Balanced Portfolio	55,425	-	(38,770)	(1,925,900)	1,619,787	(289,458)

The difference between book basis and tax basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and adjustments for passive foreign investment companies and return of capital adjustments.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010.  The Act makes changes to several tax rules impacting the Portfolios.  Although the Act provides several benefits, including unlimited carryover on future capital losses, there may be greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.  At December 31, 2012, the Portfolios had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Short-term	Long-term	Total	Expiration
Equity Portfolio	$ 24,000,057	$ -	$ 24,000,057	2017
Balanced Portfolio	1,924,304	-	1,924,304	2017

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Portfolios incurred and elected to defer such capital losses as follows:

Capital
Losses
Equity Portfolio	$ -
Balanced Portfolio	38,770

 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

Permanent book and tax differences primarily attributable to differences in book/tax treatment of paydown gain/(loss) resulted in reclassification for the year ended December 31, 2012 as follows:

	Undistributed Net	Accumulated Net
	Investment	Realized Gain/(Loss)
	Income	on Investments
Equity Portfolio	$ (793)	$ 793
Balanced Portfolio	38,283	(38,283)

6. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

Management is currently evaluating the impact this amendment may have on the Portfolios’ financial statements.

7. SUBSEQUENT EVENTS

The Portfolios are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Portfolios are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   Management has determined that there were no subsequent events to report through the issuance of these financial statements.

8. SHAREHOLDER MEETING (Unaudited)

At a Special Meeting of Shareholders of the JNF Balanced Portfolio and JNF Equity Portfolio (each, a "JNF Fund" and together, the "JNF Funds"), held at the offices of Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788, on Thursday, April 12, 2012, shareholders of record at the close of business on February 29, 2012 voted to approve the following proposals:

 (1)  To approve a new Investment Advisory Agreement by and between Northern Lights Variable Trust (“NLVT”) and JNF Advisors, Inc. ("JNF"), the previous and proposed investment adviser, with regard to each JNF Fund.  No fee increase is proposed.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
JNF Balanced Portfolio	1,096,307	170,842
JNF Equity Portfolio	3,351,940	300,074

 JNF Portfolios

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2012

(2)   To approve a new Sub-Advisory Agreement by and between JNF and Chicago Equity Partners, LLC ("CEP"), the previous and proposed investment sub-adviser, with respect to each of the JNF Balanced Portfolio and the JNF Equity Portfolio and each of which a series of NLVT.  No fee increase is proposed.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
JNF Balanced Portfolio	1,095,172	171,977
JNF Equity Portfolio	3,337,658	314,358

(3)   To approve reliance upon an order from the Securities and Exchange Commission exempting NLVT and JNF from certain provisions of the Investment Company Act of 1940, as amended, and rules thereunder that would permit JNF to enter into new sub-advisory agreements, or to amend the terms of existing sub-advisory agreements with non-affiliated sub-advisers, with the approval of the Board of Trustees of NLVT, but without the approval of shareholders.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
JNF Balanced Portfolio	948,932	318,218
JNF Equity Portfolio	3,071,877	580,138

(4)

To transact such other business as may properly come before the meeting or any adjournments or postponements thereof.

	Shares Voted	Shares Voted Against
	In Favor	or Abstentions
JNF Balanced Portfolio	1,068,126	199,024
JNF Equity Portfolio	3,426,911	225,105

Cohen Fund Audit Services

Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115-1877
216.649.1700
216.579.0111 *fax*

www.cohenfund.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Northern Lights Variable Trust

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the JNF Equity Portfolio and the JNF Balanced Portfolio ("Portfolios"), each a series of the Northern Lights Variable Trust as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the JNF Equity Portfolio and the JNF Balanced Portfolio, each a series of the Northern Lights Variable Trust, as of December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen Fund Audit Services

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
February 14, 2013

Registered with the Public Company Accounting Oversight Board

JNF Portfolios

EXPENSE EXAMPLES (Unaudited)

December 31 2012

As a shareholder of the Portfolios, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2012 through December 31, 2012.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, as well as other charges and expenses of the insurance contract, or separate account.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

The Portfolio’s expenses shown do not reflect the charges and expenses of the insurance company separate accounts and if such expenses were included the costs would have been higher.

		Actual		Hypothetical (5% return before expenses)
Portfolio’s Annualized Expense Ratio	Beginning Account Value 7/1/12	Ending Account Value 12/31/12	Expenses Paid During Period*	Ending Account Value 12/31/12	Expenses Paid During Period
JNF Equity Portfolio	1.22%	$1,000.00	$1,073.80	$ 6.35	$1,019.01	$ 6.18
JNF Balanced Portfolio	1.26%	$1,000.00	$1,036.80	$ 6.43	$1,018.82	$ 6.38

*Actual Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366) for the Equity and Balanced Portfolios, respectively.

JNF Portfolios (Adviser – JNF Advisors, Inc.) * (Unaudited)

In connection with the regular meeting held on December 11 and 12, 2012 the Board of Trustees (the “Board”) of the Northern Lights Variable Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between JNF Advisors, Inc. (the “Adviser”) and the Trust, on behalf of the JNF Portfolios (each a “Portfolio” and collectively, the “Portfolios”), and a sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Chicago Equity (the “Sub-Adviser”). In considering the proposed agreements, the Board received materials specifically relating to the Advisory Agreement and Sub-Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the shareholders of each Portfolio by the Adviser since the inception of the Portfolios and noted no reduction in the level of service provided to the Portfolios. The Board noted that the Adviser provides general oversight of the sub-adviser, Chicago Equity Partners, LLC on a regular basis to ensure compliance with each Portfolio’s investment strategy and regulations, and to monitor performance. The Board noted that no material compliance or litigation issues over the past 12 months have been reported by the Adviser. The Board concluded that they have been satisfied with the nature, extent and quality of the services provided.

JNF Balanced Portfolio Performance. The Trustees then evaluated the performance of the Balanced Portfolio, noting that the Portfolio outperformed its peer group and Morningstar Category Averages over the 1-year and 5-year periods and since inception. The Board also analyzed the Portfolio’s performance relative to a blended benchmark, noting that the Portfolio underperformed the blended benchmark in the 1-year period, but outperformed the blended benchmark in the 5-year period and since inception. The Adviser attributed the Portfolio’s underperformance in relation to the blended benchmark over the 1-year period to the Portfolio’s relatively underweight positioning in lower quality assets. The Board concluded that the Portfolio’s returns were satisfactory and the Adviser performed well in monitoring and evaluating the sub-adviser.

JNF Equity Portfolio Performance. The Trustees then evaluated the performance of the Equity Portfolio, noting that the Portfolio outperformed its peer group and Morningstar Category Averages in the 1-year and 5-year periods, but underperformed its Morningstar category since inception. The Board also noted that the Portfolio slightly outperformed the Russell Mid-Cap Index for the 1-year period, but underperformed the index for the 5-year period and since inception. The Board concluded that the Portfolio’s returns were satisfactory and the Adviser performed well in monitoring and evaluating the sub-adviser.

JNF Balanced Portfolio Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the Balanced Portfolio, noting that the Portfolio had a higher management fee and expense ratio than both the peer group average and the Morningstar Category Average. The Board noted that the Portfolio was within the high-low range of both categories, and that at least 3 funds in the peer group had higher fees and expenses. The Board also noted that 2 funds in the peer group have no management fee, which skewed the peer group average. After considering all of these factors, the Board concluded that the fee and overall expense ratio were reasonable.

JNF Equity Portfolio Fees and Expenses. The Trustees then evaluated the management fee and expense ratios of the Equity Portfolio, noting that the Portfolio’s 0.65% management fee is below the peer group average, but higher than the Morningstar Category Average, while remaining well within the high-low range of both. After discussion, the Board concluded that the fee and overall expense ratio were reasonable, particularly when compared to the much larger funds in the peer group.

Economies of Scale. The Trustees noted that the Adviser has indicated a willingness to consider breakpoints when economies of scale are achieved. After discussion, it was the consensus of the Trustees that based on the current size of each Portfolio, while economies had not been reached at this time, the matter of economies of scale would be revisited as the size of either Portfolio increases.

Profitability.  The Board reviewed a profitability analysis provided by the Adviser for each Portfolio, noting the gross fees paid to the Adviser, and the net fees after expenses.  They considered that the Adviser was not receiving 12b-1 fees, soft dollars or affiliated brokerage fees in connection with its services to the Portfolio, but that its affiliate, Jefferson National Life Insurance Company, receives 12b-1 fees for providing services to the Portfolios.  After further discussion, the Trustees concluded that the Adviser was not earning excessive profits, measured in total dollars or as a percentage of fees earned, from its relationship with each Portfolio.

Conclusion. Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that they were satisfied with the services provided by the Adviser, and that the advisory fee is reasonable and that renewal of the agreement is in the best interests of NLVT and the shareholders of each Portfolio.

Chicago Equity – Sub-Adviser to JNF Balanced Portfolio and JNF Equity Portfolio (Adviser – JNF Advisors, Inc.)

Nature, Extent and Quality of Services. The Trustees discussed the nature, extent and quality of services provided to the Portfolios by the Sub-Adviser since the inception of the Portfolios and noted no reduction in the level of service provided to the Portfolios. The Board discussed the credentials of the professionals servicing the Portfolios and found them to be well qualified with impressive credentials, and also noted the Sub-Adviser’s stellar reputation in the industry. The Board then noted that the Sub-Adviser is responsible for providing portfolio construction by use of a quantitative model to systematically evaluate the relative risk and expected returns of the selected investments, as well as compliance monitoring. The Board also noted that there were no regulatory or compliance issues reported to the Board. Taking all of this and other factors into account, the Board indicated that they were satisfied with the nature, extent, and quality of services provided by the Sub-Adviser.

Balanced Portfolio Performance. The Trustees then evaluated the performance of the Balanced Portfolio, noting that the Portfolio outperformed its peer group and Morningstar Category Averages over the 1-year and 5-year periods and since inception. The Board also analyzed the Portfolio’s performance relative to a blended benchmark, noting that the Portfolio underperformed the blended benchmark in the 1-year period, but outperformed the blended benchmark in the 5-year period and since inception. The Adviser attributed the Portfolio’s underperformance in relation to the blended benchmark over the 1-year period to the Portfolio’s relatively underweight positioning in lower quality assets. The Board concluded that the Sub-Adviser’s performance was satisfactory.

Balanced Portfolio Fees and Expenses. The Board noted that the Adviser charges an annual advisory fee of 0.65%, and that the Sub-Adviser receives fees from the Adviser of 0.27%.  The Trustees compared the Portfolio’s advisory fee and expense ratio to the average of those of the funds in its peer group, and Morningstar Category Average.  The Trustees noted that the Sub-Adviser does not manage any other accounts using a comparable objective and strategy. Considering the size of the Portfolio and other factors, the Board concluded that the sub-advisory fee charged by the Sub-Adviser was reasonable.

Equity Portfolio Performance. The Trustees then evaluated the performance of the Equity Portfolio, noting that the Portfolio outperformed its peer group and Morningstar Category Averages in the 1-year and 5-year periods, but underperformed its Morningstar category since inception. The Board also noted that the Portfolio slightly outperformed the Russell Mid-Cap Index for the 1-year period, but underperformed the index for the 5-year period and since inception. The Board concluded that the Sub-Adviser’s performance was satisfactory.

Equity Portfolio Fees and Expenses. The Board noted that the Adviser charges an annual advisory fee of 0.65%, and that the Sub-Adviser receives fees from the Adviser of 0.30%.  The Trustees compared the Portfolio’s advisory fee and expense ratio to the average of those of the funds in its peer group, and Morningstar Category Average.  The Trustees noted that the Sub-Adviser does not manage any other accounts using a comparable objective and strategy. Considering the size of the Portfolio and other factors, the Board concluded that the sub-advisory fee charged by the Sub-Adviser was reasonable.

Economies of Scale. The Board considered whether the Sub-Adviser is benefitting from economies of scale with respect to its management of either Portfolio.  The Trustees agreed that this was primarily an issue to be considered at the Portfolio level and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.  After discussion, it was the consensus of the Board that based on the size of each Portfolio, it was unlikely that the Sub-Adviser was currently benefitting from economies of scale. In addition, while breakpoint levels had not been negotiated at this time, economies of scale would be revisited as the size of the Portfolios materially increases.

Profitability. The Board considered the profits realized by the Sub-Adviser in connection with the operation of each Portfolio and whether the amount of profit is a fair entrepreneurial profit with respect to the sub-advisory services provided to the Portfolio.  The Board noted that no additional benefits were realized by the Adviser from other activities related to the Portfolio, except for soft dollar benefits generated from equity trades. After further discussion, the Trustees concluded that while the Sub-Adviser was earning significant profits as measured as a percentage of fees earned, the actual profits earned from each Portfolio were quite modest and not in any way excessive.

Conclusion.  Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board concluded that the sub-advisory fees are reasonable and that renewal of the agreement is in the best interests of NLVT and the shareholders of each Portfolio.

*Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Portfolios.

JNF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)

December 31, 2012

This chart provides information about the Trustees and Officers who oversee the Fund. Officers elected by the Trustees manage the day‐to‐day operations of the Fund and execute policies formulated by the Trustees. The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Anthony J. Hertl Born in 1950	Trustee Since 2006	Consultant to small and emerging businesses (since 2000).	94

AdvisorOne Funds (11 portfolios) (since 2004); Ladenburg Thalmann Alternative Strategies Fund (since June 2010); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisers Trust (2007- February 2011), Global Real Estate Fund (2008-2011), The World Funds Trust (since 2010) and Northern Lights Fund Trust (since 2005)

Gary W. Lanzen Born in 1954	Trustee Since 2006	President, Orizon Investment Counsel, Inc. (2000-2006); Chief Investment Officer (2000 -2010); Founder and Partner, Orizon Group, Inc. (a financial services company) (2000-2006).	94	AdvisorOne Funds (11 portfolios) (since 2003); Ladenburg Thalmann Alternative Strategies Fund (2010-2011); Northern Lights Fund Trust (since 2005)
Mark H. Taylor Born in 1964	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Former member of the AICPA Auditing Standards Board, AICPA ( 2008-2011).	101

Ladenburg Thalmann Alternative Strategies Fund (since 2010); Lifetime Achievement Mutual Fund, Inc.  (LFTAX) (Director and Audit Committee Chairman) (2007-2012); NLFT III (since February 2012); Northern Lights Fund Trust (since 2007)

John V. Palancia Born in 1954	Trustee Since 2011	Retired (since 2011). Formerly, Director of Futures Operations, Merrill Lynch, Pierce, Fenner & Smith Inc. (1975-2011).	101	Northern Lights Fund Trust (since 2011); NLFT III (since February 2012); Ladenburg Thalmann Alternative Strategies Fund (since 2012)

JNF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Michael Miola*** Born in 1952	Trustee Since 2006	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Adviser Services, LLC, CLS Investments, LLC, GemCom, LLC and Northern Lights Compliance Services, LLC (since 2003); Director of Constellation Trust Company (since 2004)..	94	AdvisorOne Funds (11 portfolios) (2003-2012); Ladenburg Thalmann Alternative Strategies Fund (since 2010); Northern Lights Fund Trust (since 2006)
Andrew Rogers 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	President Since 2006

Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); and President and Manager, GemCom LLC (2004 - 2011).

			N/A	N/A
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 Born in 1969	Treasurer Since 2006	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, GemCom, LLC (since 2004).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 Born in 1976	Secretary Since 2011

Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).

			N/A	N/A

JNF Portfolios

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

December 31, 2012

Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years

Emile R. Molineaux Born in 1962	Chief Compliance Officer Since 2011

Senior Compliance Officer of Northern Lights Compliance Services, LLC (since 2011); General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC (2004 - June 2012); Secretary and CCO, Northern Lights Compliance Services, LLC;  (2003-2011); In-house Counsel, The Dreyfus Funds (1999 – 2003).

			N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.

** The term “Fund Complex” includes the Northern Lights Fund Trust (“NLFT”), Northern Lights Fund Trust III (“NLFT III”) and the Northern Lights Variable Trust (“NLVT”).

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Portfolio’s Distributor).

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-667-0564.

12/31/12-NLVT-V4

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS VARIABLE TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Variable Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Variable Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS VARIABLE TRUST

What we do:
How does Northern Lights Variable Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Variable Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Variable Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Variable Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-866-667-0564 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is also available without charge, upon request, by calling 1-866-667-0564.

INVESTMENT ADVISOR

JNF Advisors, Inc.

10350 Ormsby Park Place
Louisville, KY 40223

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the fund has determined that Mark Taylor and Anthony Hertl are independent audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FYE 2012 - $24,500

FYE 2011 - $36,000

FYE 2010 - $36,000

FYE 2009 - $48,000

(b)

Audit-Related Fees

FYE 2012 - None

FYE 2011 - None

FYE 2010 - None

FYE 2009 - None

(c)

Tax Fees

FYE 2012 - $3,000

FYE 2011 - $6,000

FYE 2010 - $6,000

FYE 2009 - $4,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

FYE 2012 - None

FYE 2011 - None

FYE 2010 - None

FYE 2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2009

2010

2011

2012

Audit-Related Fees:

0.00%

0.00%

0.00%

0.00%

Tax Fees:

0.00%

0.00%

0.00%

0.00%

All Other Fees:

0.00%

0.00%

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2012 - $3,000

2011 - $6,000

2010 - $6,000

2009 - $4,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

2/20/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

2/20/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

2/20/13